Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Other payables and accrued liabilities
Contract deposit	$ 172,775,614	$ 324,844,088
Accrued expenses	72,958,539	94,297,276
Deed tax and maintenance fund withheld for customers	14,739,762	28,848,564
Bidding deposit	3,665,749	3,947,876
Welfare payable	1,483,484	1,620,508
Other tax payable	24,924,141	18,620,109
Accrued aircraft operating expense	1,381,785	332,339
Accrued interest expense	153,330,358	32,363,632
Purchase consideration payable for asset acquisitions and business combinations	31,108,067	39,169,122
Others	13,255,294	11,133,179
Total	$ 489,622,793	$ 555,176,693